First Investors Covered Call Strategy Fund
First Investors Covered Call Strategy Fund
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available for Class A shares” on page 25 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-50 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Covered Call Strategy Fund	Class A		Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Covered Call Strategy Fund		Class A	Advisor Class	Institutional Class
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.30%	none	none
Other Expenses	[1]	0.36%	0.33%	0.20%
Total Annual Fund Operating Expenses		1.46%	1.13%	1.00%
Fee Limitation and/or Expense Reimbursement	[2]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		1.30%	0.97%	0.84%
[1]	Expenses are based on estimated expenses expected to be incurred for the current fiscal year.
[2]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2018, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.30% for Class A, 0.97% for Advisor Class and 0.84% for Institutional Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreement. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2018, only with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2018).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example - First Investors Covered Call Strategy Fund - USD ($)	1 year	3 years
Class A	700	982
Advisor Class	99	329
Institutional Class	86	289

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations prior to the date of this prospectus.

Principal Investment Strategies:
The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities.  Under normal circumstances, the Fund will write (sell) call options on at least 80% of the Fund’s total assets.  The Fund will normally write (sell) covered call options listed on U.S. exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income.  The Fund’s equity investments will consist primarily of common stocks of large-size U.S. companies, certain of which may pay dividends, and U.S. dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (“ADRs”)), traded on U.S. securities exchanges.  To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (“ETFs”) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, the Fund’s subadviser considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or a potentially positive change in management; c) recent or anticipated fundamental improvements in industry environment; and d) in some circumstances, companies that are out of favor.  Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio and mitigate the impact of market declines.  The Fund’s subadviser will consider several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) a defined deterioration in operating fundamentals and/or a significant negative outlook from management; b) a large appreciation in the stock price leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) a change in the stage of the market cycle.  The subadviser considers the period from one recession to the next recession a full market cycle.  The subadviser will write call options based upon the subadviser’s outlook on the economy and stock market and analysis of individual stocks, which can impact the strike price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options.  The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:

■   Are seeking long-term capital appreciation,

■   Are willing to accept a moderate degree of investment risk, and

■   Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, governmental regulations, and the potential for political and economic instability.

Call Options Risk.  Writing call options to generate income and to potentially hedge against market declines involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the strike price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Exchange-Traded Funds Risk.  The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’ s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on performance.

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Tax Risk.  Writing call options may significantly reduce or eliminate the amount of dividends that generally are taxable to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this prospectus.  When available, performance for the Fund can be accessed by visiting www.forestersfinancial.com or by calling 1 (800) 423-4026.  Past performance is not necessarily an indication of how the Fund will perform in the future.